Long-term investment (Details Narrative)						1 Months Ended			12 Months Ended
	Mar. 17, 2025 USD ($)	Jul. 23, 2023 USD ($) shares	Jul. 23, 2023 CNY (¥) shares	Apr. 03, 2023 shares	Aug. 05, 2022 shares	Oct. 31, 2023	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2025 CNY (¥) Integer	Mar. 17, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Aug. 05, 2021
Schedule of Equity Method Investments [Line Items]
Fair value of long term investment									$ 3,471,165
Fair value of equity investments									13,159,074			$ 17,393,830
Book value operation investment									16,630,239
Net loss from discontinued operations	$ 4,602,415								$ 4,602,415		$ 4,602,415	(462,886)	$ 18,310,962
Shares issued to Wuxi Shareholders | shares				549,451
Description of director percentage in shareholding and there influence									According to the shareholders minute, the directors were elected by the shareholder meeting, and the Company has 35% voting right in the in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.	According to the shareholders minute, the directors were elected by the shareholder meeting, and the Company has 35% voting right in the in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.
Loss on investment									$ (1,254,284)
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	3.00%						3.00%	3.00%			3.00%
Cash consideration							$ 13,096,934	¥ 94,012,410
Percentage of voting interest acquired							20.00%	20.00%
Fair value of long term investment									3,471,165	¥ 24,916,714
Fair value of equity investments									13,159,074			15,552,775
Loss on investment									(1,265,357)
Wuxi Talent [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage														60.00%
Cash consideration		$ 1,820,791	¥ 13,070,000
Percentage of voting interest acquired		35.00%	35.00%
Fair value of long term investment
Fair value of equity investments												$ 1,841,055
Shares issued to Wuxi Shareholders | shares					791,667
Shares issued to Wuxi Shareholders returned | shares		791,667	791,667
Percentage of voting interest transferred						35.00%
Number of Directors in Board | Integer									3	3
Loss on investment									$ 11,073